                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: __________
 This Amendment (Check only one.):      [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jones Collombin Investment Counsel Inc.
Address:   150 King Street, West, Suite 2108
           P.O. Box 52
           Toronto, Ontario, Canada, M5H 1J9

Form 13F File Number: 028-13937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas M. Jones
Title:     President
Phone:     416-366-1122 ext 224

Signature, Place, and Date of Signing:

/s/ Douglas M. Jones           Toronto, Ontario, Canada       April 24, 2013
---------------------------    -----------------------------  --------------
[Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                         -------------------

Form 13F Information Table Entry Total:  71
                                         -------------------

Form 13F Information Table Value Total:  $539,166
                                         -------------------
                                             (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                     Shares or                               Voting Authority
                                                        Value ($USD) Principal SH/ PUT/ Investment  Other   -------------------
Name of Issuer                 Title of Class   CUSIP    (x$1,000)    Amount   PRN CALL Discretion Managers  SOLE   SHARED NONE
--------------                 -------------- --------- ------------ --------- --- ---- ---------- -------- ------- ------ ----
AGRIUM INC                     COM            008916108       $5,417     56360 SH          SOLE               56360
BCE INC                        COM NEW        05534B760      $13,727    298075 SH          SOLE              298075
BANK MONTREAL QUE              COM            063671101      $34,186    551020 SH          SOLE              551020
BANK NOVA SCOTIA HALIFAX       COM            064149107         $347      6050 SH          SOLE                6050
BARRICK GOLD CORP              COM            067901108          $18       620 SH          SOLE                 620
CDN IMPERIAL BK OF COMMERCE    COM            136069101       $1,357     17555 SH          SOLE               17555
CANADIAN NAT RES LTD           COM            136385101          $16       515 SH          SOLE                 515
CENOVUS ENERGY INC             COM            15135U109      $15,451    506165 SH          SOLE              506165
ELDORADO GOLD CORP NEW         COM            284902103          $98     10410 SH          SOLE               10410
ENCANA CORP                    COM            292505104          $67      3500 SH          SOLE                3500
ENBRIDGE INC                   COM            29250N105       $1,581     34445 SH          SOLE               34445
GOLDCORP INC NEW               COM            380956409       $9,738    293615 SH          SOLE              293615
IMPERIAL OIL LTD               COM NEW        453038408         $170      4230 SH          SOLE                4230
MAGNA INTL INC                 COM            559222401      $12,381    213695 SH          SOLE              213695
ROGERS COMMUNICATIONS INC      CL B           775109200         $509     10100 SH          SOLE               10100
ROYAL BK CDA MONTREAL QUE      COM            780087102      $20,366    342955 SH          SOLE              342955
SHAW COMMUNICATIONS INC        CL B CONV      82028K200         $329     13480 SH          SOLE               13480
SILVER WHEATON CORP            COM            828336107         $348     11280 SH          SOLE               11280
SUN LIFE FINL INC              COM            866796105         $110      4080 SH          SOLE                4080
SUNCOR ENERGY INC NEW          COM            867224107      $19,492    659950 SH          SOLE              659950
TECK RESOURCES LTD             CL B           878742204       $6,187    222955 SH          SOLE              222955
TIM HORTONS INC                COM            88706M103          $38       700 SH          SOLE                 700
TORONTO DOMINION BK ONT        COM NEW        891160509      $27,963    340730 SH          SOLE              340730
TRANSCANADA CORP               COM            89353D107      $12,814    272289 SH          SOLE              272289
YAMANA GOLD INC                COM            98462Y100          $74      4895 SH          SOLE                4895
AT&T INC                       COM            00206R102      $21,781    593635 SH          SOLE              593635
ALTRIA GROUP INC               COM            02209S103          $65      1900 SH          SOLE                1900
APPLE INC                      COM            037833100          $16        35 SH          SOLE                  35
CARNIVAL CORP                  PAIRED CTF     143658300          $12       345 SH          SOLE                 345
CATERPILLAR INC DEL            COM            149123101          $22       250 SH          SOLE                 250
CHEVRON CORP NEW               COM            166764100         $211      1775 SH          SOLE                1775
COCA COLA CO                   COM            191216100      $13,176    325825 SH          SOLE              325825
DANAHER CORP DEL               COM            235851102          $76      1225 SH          SOLE                1225
DISNEY WALT CO                 COM DISNEY     254687106          $23       400 SH          SOLE                 400
DOW CHEM CO                    COM            260543103       $9,336    293220 SH          SOLE              293220
E M C CORP MASS                COM            268648102          $24      1000 SH          SOLE                1000
EXXON MOBIL CORP               COM            30231G102          $91      1010 SH          SOLE                1010
GENERAL ELECTRIC CO            COM            369604103      $23,842   1031240 SH          SOLE             1031240
GENERAL MLS INC                COM            370334104      $12,921    262025 SH          SOLE              262025
GOOGLE INC                     CL A           38259P508      $19,884     25037 SH          SOLE               25037
HEINZ H J CO                   COM            423074103          $43       600 SH          SOLE                 600
HONEYWELL INTL INC             COM            438516106      $10,927    145010 SH          SOLE              145010
ISHARES TR                     IBOXX INV CPBD 464287242          $57       475 SH          SOLE                 475
JPMORGAN CHASE & CO            COM            46625H100      $21,446    451865 SH          SOLE              451865
JOHNSON & JOHNSON              COM            478160104      $33,349    409045 SH          SOLE              409045
KRAFT FOODS GROUP INC          COM            50076Q106         $799 15499.337 SH          SOLE             15499.3
MICROSOFT CORP                 COM            594918104          $23       815 SH          SOLE                 815
MONDELEZ INTL INC              CL A           609207105       $1,942     63430 SH          SOLE               63430
NEXTERA ENERGY INC             COM            65339F101      $19,151    246540 SH          SOLE              246540
ORACLE CORP                    COM            68389X105       $8,844    273550 SH          SOLE              273550
PEPSICO INC                    COM            713448108          $40       500 SH          SOLE                 500
PFIZER INC                     COM            717081103         $159      5500 SH          SOLE                5500
PHILIP MORRIS INTL INC         COM            718172109         $120      1290 SH          SOLE                1290
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104          $15       224 SH          SOLE                 224
PROCTER & GAMBLE CO            COM            742718109      $17,717    229916 SH          SOLE              229916
SPDR S&P 500 ETF TR            TR UNIT        78462F103       $2,415     15413 SH          SOLE               15413
SELECT SECTOR SPDR TR          SBI CONS STPLS 81369Y308          $43      1077 SH          SOLE                1077
SELECT SECTOR SPDR TR          SBI CONS DISCR 81369Y407           $7       132 SH          SOLE                 132
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605         $206     11320 SH          SOLE               11320
TIME WARNER INC                COM NEW        887317303       $9,468    164310 SH          SOLE              164310
VANGUARD WORLD FDS             INDUSTRIAL ETF 92204A603         $200      2500 SH          SOLE                2500
WAL-MART STORES INC            COM            931142103      $15,248    203770 SH          SOLE              203770
WALGREEN CO                    COM            931422109      $18,746    393155 SH          SOLE              393155
WELLS FARGO & CO NEW           COM            949746101      $18,678    504935 SH          SOLE              504935
BP PLC                         SPONSORED ADR  055622104          $42      1000 SH          SOLE                1000
BHP BILLITON LTD               SPONSORED ADR  088606108           $7        95 SH          SOLE                  95
DIAGEO P L C                   SPON ADR NEW   25243Q205         $164      1300 SH          SOLE                1300
ISHARES TR                     MSCI EMERG MKT 464287234      $29,005    678165 SH          SOLE              678165
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206          $42       650 SH          SOLE                 650
SPDR INDEX SHS FDS             EURO STOXX 50  78463X202      $31,210    944625 SH          SOLE              944625
SANOFI                         SPONSORED ADR  80105N105      $14,789    289535 SH          SOLE              289535
                                                            $539,166